Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Jun. 15, 2012
Dunham Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
1 Year	rr_ExpenseExampleYear01	715
3 Years	rr_ExpenseExampleYear03	1,010
5 Years	rr_ExpenseExampleYear05	1,327
10 Years	rr_ExpenseExampleYear10	2,221
1 Year	rr_AverageAnnualReturnYear01	(5.10%)
5 Year	rr_AverageAnnualReturnYear05		[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.79%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2007
Dunham Large Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
1 Year	rr_ExpenseExampleYear01	224
3 Years	rr_ExpenseExampleYear03	691
5 Years	rr_ExpenseExampleYear05	1,185
10 Years	rr_ExpenseExampleYear10	2,544
1 Year	rr_AverageAnnualReturnYear01	none
5 Year	rr_AverageAnnualReturnYear05	(4.36%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.66%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2004
Dunham Large Cap Growth Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	1,466
Annual Return 2005	rr_AnnualReturn2005	8.42%
Annual Return 2006	rr_AnnualReturn2006	2.03%
Annual Return 2007	rr_AnnualReturn2007	18.25%
Annual Return 2008	rr_AnnualReturn2008	(44.45%)
Annual Return 2009	rr_AnnualReturn2009	15.98%
Annual Return 2010	rr_AnnualReturn2010	9.28%
Annual Return 2011	rr_AnnualReturn2011	0.87%
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.45%)
1 Year	rr_AverageAnnualReturnYear01	0.87%
5 Year	rr_AverageAnnualReturnYear05	(3.43%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.70%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2004
Dunham Large Cap Growth Fund | Class N | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.82%
5 Year	rr_AverageAnnualReturnYear05	(3.70%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.35%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2004
Dunham Large Cap Growth Fund | Class N | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.63%
5 Year	rr_AverageAnnualReturnYear05	(2.96%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.81%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2004
Dunham Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham Large Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 113 of the Fund's Prospectus and in How to Buy and Sell Shares on page 67 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's sub-adviser seeks to achieve the Fund's investment objective by investing primarily in domestic and foreign growth-oriented, large capitalization or "large cap" equity securities (common stock and securities convertible into common stocks) of companies traded on U.S. stock exchanges or in the over-the-counter market that it believes are undervalued.   The Fund defines large capitalization companies as those that have market capitalizations greater than $7 billion at the time of investment  Under normal market conditions, the Fund invests at least 80% if its assets (defined as net assets plus borrowing for investment purposes) in large cap companies.  The sub-adviser's investment philosophy is to focus on attractive growth stocks while maintaining an emphasis on risk control.  In accordance with this philosophy, the sub-adviser's investment strategy centers around (i) analyzing stocks for their potential growth in revenue or profits when compared to their peers and determining if they are reasonably priced and (ii) addressing risk by implementing strict and systematic risk controls.  In general, the sub-adviser buys stocks where the underlying company is demonstrating above average growth characteristics and it believes the stock is reasonably priced.  The sub-adviser may choose to sell a security when it believes the security no longer offers attractive growth prospects or when the sub-adviser wishes to take advantage of what it believes to be a better investment opportunity.  The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's net asset value and performance.

Foreign Investing – Investments in foreign countries are subject to country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign investments may experience greater volatility than U.S. investments.

Growth Style Investing Risk – The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Large Cap Stock Risk – Because the investment focus of the Fund is on large cap stocks, the value of the Fund may be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of large cap issuers may change as large cap investing style goes in and out of favor depending on a variety of political, regulatory, market, or economic developments.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The sub-adviser's judgments about the attractiveness, "growth" potential of a company and the potential appreciation of securities may prove to be inaccurate and may not produce the desired results. The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Portfolio Turnover Risk – The frequency of a Fund's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. The Class A sales charge is reflected in the average annual total return table. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future. Performance prior to March 3, 2008 is the performance of a predecessor fund. Updated performance information is available at no cost by visiting www.dunham.com or by calling toll free (888) 3DUNHAM (338-6426).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 3DUNHAM (338-6426)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dunham.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 12.41% (quarter ended September 30, 2009) and the lowest return for a quarter was -25.45% (quarter ended December 31, 2008). For the period January 1, 2012 through March 31, 2012, the Fund's total return for Class N Shares was 12.47%.

Performance Table Heading	rr_PerformanceTableHeading	Dunham Large Cap Growth Fund AVERAGE ANNUAL TOTAL RETURN
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Class A sales charge is reflected in the average annual total return table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, after-tax returns may be higher than the other return figures for the same period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period. After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.

Dunham Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Year	rr_AverageAnnualReturnYear05	2.50%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.06%	[2]

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Fund's Class N and Class C shares commenced operations on December 10, 2004. The Fund's Class A shares commenced operations on January 3, 2007.